Derivative financial instruments - Fuel Derivatives Narrative (Details) $ in Thousands, l in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) l	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains on change in fair value of derivatives	$ 4,699	$ 18,969
Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on change in fair value measurement	(4,000)	(10,000)
Gains on change in fair value of derivatives	9,000	$ 29,000
Forward contracts | Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 1,000
Forward contracts | Not designated as hedging instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	20
Forward contracts | Not designated as hedging instrument | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	16